ALLIANCE
                            -------------------------
                                VARIABLE PRODUCTS
                            -------------------------
                                   SERIES FUND
                            -------------------------
                             ALLIANCEBERNSTEIN VALUE
                            -------------------------
                                    PORTFOLIO
                            -------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                          Investment Products Offered
                          ---------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                          ---------------------------

ALLIANCEBERNSTEIN VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================
COMPANY                                   U.S. $ VALUE     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                          $ 174,700                4.8%
--------------------------------------------------------------------------------
Citigroup, Inc.                              137,384                3.8
--------------------------------------------------------------------------------
Verizon Communications                        88,275                2.4
--------------------------------------------------------------------------------
Bank of America Corp.                         79,540                2.2
--------------------------------------------------------------------------------
Federal National Mortgage Assn.               68,120                1.9
--------------------------------------------------------------------------------
SBC Communications, Inc.                      66,099                1.8
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                      60,900                1.7
--------------------------------------------------------------------------------
Chevron Corp.                                 54,300                1.5
--------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                 47,034                1.3
--------------------------------------------------------------------------------
U.S. Bancorp                                  44,440                1.2
--------------------------------------------------------------------------------
                                           $ 820,792               22.6%
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-89.1%
FINANCIAL-31.1%
BANKS-NYC-4.9%
Bank of New York Co., Inc. ....................            25         $    1,200
Citigroup, Inc. ...............................         2,600            137,384
J.P. Morgan Chase & Co. .......................           900             40,140
                                                                      ----------
                                                                         178,724
                                                                      ----------
FINANCE-PERSONAL LOANS-0.9%
American Express Co. ..........................           350             13,580
Countrywide Credit Industries, Inc ............           450             20,646
                                                                      ----------
                                                                          34,226
                                                                      ----------
LIFE INSURANCE-1.0%
MetLife, Inc. .................................           700             21,686
Torchmark, Inc. ...............................           325             13,068
                                                                      ----------
                                                                          34,754
                                                                      ----------
MAJOR REGIONAL BANKS-13.5%
AmSouth Bancorp ...............................         1,100             20,339
Bank of America Corp. .........................         1,325             79,540
Bank One Corp. ................................         1,200             42,960
Charter One Financial, Inc. ...................           650             20,735
Comerica, Inc. ................................           200             11,520
First Union Corp. .............................         1,150             40,181
FleetBoston Financial Corp. ...................         1,100             43,395
KeyCorp .......................................           900             23,445
National City Corp. ...........................         1,000             26,163
Regions Financial Corp. .......................           650             20,800
SouthTrust Corp. ..............................           400             10,400
Suntrust Banks, Inc. ..........................           300             12,956
U.S. Bancorp ..................................         1,950             44,440
Union Planters Corp. ..........................           475             20,710
UnionBanCal Corp. .............................           500             16,850
Wachovia Corp. ................................           400             23,124
Wells Fargo & Co. .............................           675             31,340
                                                                      ----------
                                                                         488,898
                                                                      ----------
MISCELLANEOUS FINANCIAL-2.2%
Goldman Sachs Group, Inc. .....................            75              6,435
Lehman Brothers Holdings, Inc. ................           400             27,213
Merrill Lynch & Co., Inc. .....................           375             22,219
Morgan Stanley, Dean Witter & Co. .............           375             24,086
                                                                      ----------
                                                                          79,953
                                                                      ----------
MULTI-LINE INSURANCE-1.7%
Aetna, Inc. (a) ...............................           700             18,109
American International Group, Inc. ............           225             19,350
CIGNA Corp. ...................................           250             23,955
                                                                      ----------
                                                                          61,414
                                                                      ----------
PROPERTY-CASUALTY INSURANCE-2.7%
Allstate Corp. ................................           350             15,396
Aon Corp. .....................................           600             21,000
Chubb Corp. ...................................           300             23,229
St. Paul Cos., Inc. ...........................           400             20,276
XL Capital, Ltd. Cl.A .........................           200             16,420
                                                                      ----------
                                                                          96,321
                                                                      ----------
SAVINGS AND LOAN-4.2%
Federal Home Loan Mortgage Corp ...............           350             24,500
Federal National Mortgage Assn. ...............           800             68,120
Golden West Financial Corp. ...................           350             22,484
Washington Mutual, Inc. .......................         1,000             37,550
                                                                      ----------
                                                                         152,654
                                                                      ----------
                                                                       1,126,944
                                                                      ----------
ENERGY-10.2%
OILS-INTEGRATED DOMESTIC-2.8%
Amerada Hess Corp. ............................           250             20,200
Ashland, Inc. .................................           450             18,045
Phillips Petroleum Co. ........................           425             24,225
Sunoco, Inc. ..................................           500             18,315
Unocal Corp. ..................................           600             20,490
                                                                      ----------
                                                                         101,275
                                                                      ----------
OILS-INTEGRATED INTERNATIONAL-7.1%
Chevron Corp. .................................           600             54,300
Conoco, Inc. Cl.A .............................           600             16,920
Exxon Mobil Corp. .............................         2,050            174,700
Texaco, Inc. ..................................           175             11,655
                                                                      ----------
                                                                         257,575
                                                                      ----------
OIL WELL EQUIPMENT & SERVICES-0.3%
Nabors Industries, Inc. (a) ...................           450             13,020
                                                                      ----------
                                                                         371,870
                                                                      ----------
UTILITIES-9.7%
ELECTRIC COMPANIES-3.2%
Alliant Energy Corp. ..........................           150              4,373
Ameren Corp. ..................................           450             19,215
American Electric Power Co., Inc ..............           550             25,393
Cinergy Corp. .................................           600             20,970
Consolidated Edison, Inc. .....................           550             21,890
Xcel Energy, Inc. .............................           800             22,760
                                                                      ----------
                                                                         114,601
                                                                      ----------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------

TELEPHONE-6.5%
AT&T Corp. ....................................          1,400          $ 26,400
BellSouth Corp. ...............................            700            28,189
SBC Communications, Inc. ......................          1,650            66,099
Verizon Communications ........................          1,950            88,275
WorldCom, Inc. ................................          2,900            28,400
                                                                        --------
                                                                         237,363
                                                                        --------
                                                                         351,964
                                                                        --------
COMMODITIES-9.0%
CHEMICALS-4.8%
Cabot Corp. ...................................            500            18,010
E.I. du Pont de Nemours & Co. .................          1,075            47,034
Eastman Chemical Co. ..........................            400            19,052
Great Lakes Chemical Corp. ....................            400            12,340
Hercules, Inc. ................................            900            10,170
Praxair, Inc. .................................            475            22,325
The Dow Chemical Co. ..........................          1,000            33,250
The Lubrizol Corp. ............................            400            12,420
                                                                        --------
                                                                         174,601
                                                                        --------
PAPER-3.8%
Boise Cascade Corp. ...........................            450            15,827
Georgia-Pacific Group .........................            600            20,310
International Paper Co. .......................            750            26,775
Mead Corp. ....................................            650            17,641
Potlatch Corp. ................................             50             1,721
Smurfit-Stone Container Corp. (a) .............          1,150            18,630
Temple-Inland, Inc. ...........................            350            18,651
Westvaco Corp. ................................            700            17,003
                                                                        --------
                                                                         136,558
                                                                        --------
STEEL-0.4%
Nucor Corp. ...................................            450            15,889
                                                                        --------
                                                                         327,048
                                                                        --------
CONSUMER CYCLICALS-8.1%
AUTOS & AUTO PARTS-2.0%
Autoliv, Inc. (Sweden) ........................            550             9,504
Delphi Automotive Systems Corp ................          1,550            20,709
Ford Motor Co. ................................            450            11,047
General Motors Corp. ..........................             75             4,826
Johnson Controls, Inc. ........................            300            21,741
Snap On, Inc. .................................            225             5,436
                                                                        --------
                                                                          73,263
                                                                        --------
HOME FURNISHINGS-0.6%
Leggett & Platt, Inc. .........................            900            19,827
                                                                        --------
HOTEL-MOTEL-0.1%
Hilton Hotels Corp. ...........................            400             4,640
                                                                        --------

HOUSEHOLD-APPLIANCES/DURABLES-1.1%
Black & Decker Corp. ..........................            500            19,730
Whirlpool Corp. ...............................            300            18,750
                                                                        --------
                                                                          38,480
                                                                        --------
MISCELLANEOUS CONSUMER
   CYCLICALS-1.1%
Fortune Brands, Inc. ..........................            550            21,098
Newell Rubbermaid, Inc. .......................            800            20,080
                                                                        --------
                                                                          41,178
                                                                        --------
RETAILERS-1.7%
May Department Stores Co. .....................            650            22,269
Sears, Roebuck & Co. ..........................            550            23,270
TJX Cos, Inc. .................................            600            14,342
                                                                        --------
                                                                          59,881
                                                                        --------
TEXTILES/SHOES-APPAREL MFG.-1.0%
Liz Claiborne, Inc. ...........................            375            18,919
V. F. Corp. ...................................            500            18,190
                                                                        --------
                                                                          37,109
                                                                        --------
TIRES & RUBBER GOODS-0.5%
Goodyear Tire & Rubber Co. ....................            650            18,200
                                                                        --------
                                                                         292,578
                                                                        --------
CONSUMER STAPLES-6.3%
BEVERAGES-SOFT, LITE & HARD-1.1%
Coca-Cola Enterprises, Inc. ...................          1,100            17,985
Pepsi Bottling Group, Inc. ....................            450            18,045
PepsiCo, Inc. .................................             75             3,315
                                                                        --------
                                                                          39,345
                                                                        --------
FOODS-1.3%
ConAgra Foods, Inc. ...........................            700            13,867
H.J. Heinz Co. ................................            275            11,245
IBP, Inc. .....................................            400            10,100
Kellogg Co. ...................................            175             5,075
Tyson Foods, Inc. Cl.A ........................            700             6,447
                                                                        --------
                                                                          46,734
                                                                        --------
MISCELLANEOUS STAPLES-0.1%
Energizer Holdings, Inc. (a) ..................            200             4,590
                                                                        --------
RESTAURANTS-0.8%
McDonald's Corp. ..............................            200             5,412
Tricon Global Restaurants, Inc. (a) ...........            500            21,950
                                                                        --------
                                                                          27,362
                                                                        --------
RETAIL STORES-FOOD-0.2%
SUPERVALU, Inc. ...............................            500             8,775
                                                                        --------

ALLIANCEBERNSTEIN VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
SOAPS-0.6%
Procter & Gamble Co. ..........................           350         $   22,330
                                                                      ----------
SUGAR REFINERS-0.5%
Archer-Daniels-Midland Co. ....................         1,450             18,850
                                                                      ----------
TOBACCO-1.7%
Philip Morris Cos., Inc. ......................         1,200             60,900
                                                                      ----------
                                                                         228,886
                                                                      ----------
CAPITAL EQUIPMENT-5.4%
AEROSPACE-DEFENSE-1.4%
B.F. Goodrich Corp. ...........................           500             18,990
Boeing Co. ....................................           575             31,970
                                                                      ----------
                                                                          50,960
                                                                      ----------
AUTO TRUCKS-PARTS-0.8%
Cummins Engine Co., Inc. ......................            75              2,903
Dana Corp. ....................................           400              9,336
PACCAR, Inc. ..................................           350             17,997
                                                                      ----------
                                                                          30,236
                                                                      ----------
DEFENSE-1.2%
Lockheed Martin Corp. .........................           650             24,082
Raytheon Co. (a) ..............................           900             19,913
                                                                      ----------
                                                                          43,995
                                                                      ----------
ELECTRICAL EQUIPMENT-1.2%
Cooper Industries, Inc. .......................           450             17,815
General Electric Co. ..........................            25              1,219
Hubbell, Inc. Cl.B ............................           400             11,600
Thomas & Betts Corp. ..........................           500             11,035
                                                                      ----------
                                                                          41,669
                                                                      ----------
MACHINERY-0.2%
Briggs & Stratton Corp. .......................           150              6,315
                                                                      ----------
MISCELLANEOUS CAPITAL GOODS-0.6%
Minnesota Mining and Manufacturing Co. ........            30              3,423
Parker-Hannifin Corp. .........................           450             19,098
                                                                      ----------
                                                                          22,521
                                                                      ----------
                                                                         195,696
                                                                      ----------
CONSUMER GROWTH-4.4%
DRUGS-2.2%
American Home Products Corp. ..................           125              7,305
Bristol-Myers Squibb Co. ......................           250             13,075
Merck & Co., Inc. .............................           400             25,564
Pfizer, Inc. ..................................           175              7,009
Pharmacia Corp. ...............................           250             11,487
Schering-Plough Corp. .........................           400             14,496
                                                                      ----------
                                                                          78,936
                                                                      ----------
ENTERTAINMENT-0.8%
Viacom, Inc. (a) ..............................           150              7,762
Walt Disney Co. ...............................           700             20,223
                                                                      ----------
                                                                          27,985
                                                                      ----------
HOSPITAL SUPPLIES-0.6%
Abbott Laboratories ...........................           175              8,402
Johnson & Johnson .............................           280             14,000
                                                                      ----------
                                                                          22,402
                                                                      ----------
PUBLISHING-0.5%
R.R. Donnelley & Sons Co. .....................           650             19,305
                                                                      ----------
RADIO-TV BROADCASTING-0.3%
AT&T Corp.-Liberty Media Corp. Cl.A (a) .......           575             10,057
                                                                      ----------
                                                                         158,685
                                                                      ----------
SERVICES-2.1%
AIR FREIGHT-0.2%
FedEx Corp. (a) ...............................           200              8,040
                                                                      ----------
RAILROADS-1.9%
Burlington Northern Santa Fe Corp. ............           750             22,628
Norfolk Southern Corp. ........................         1,200             20,700
Union Pacific Corp. ...........................           450             24,709
                                                                      ----------
                                                                          68,037
                                                                      ----------
                                                                          76,077
                                                                      ----------
NON-FINANCIAL-1.5%
FOREST PRODUCTS-0.2%
Louisiana-Pacific Corp. .......................           650              7,625
                                                                      ----------
HEAT/PLUMBING/AIR-0.7%
Masco Corp. ...................................           975             24,336
                                                                      ----------
HOME BUILDING-0.5%
Centex Corp. ..................................           450             18,337
                                                                      ----------
MISCELLANEOUS BUILDING-0.1%
National Service Industries, Inc. .............           250              5,643
                                                                      ----------
                                                                          55,941
                                                                      ----------
TECHNOLOGY-1.3%
COMPUTERS-1.0%
Hewlett-Packard Co. ...........................           300              8,580
International Business Machines Corp. .........           190             21,470
Quantum Corp. (a) .............................           550              5,549
                                                                      ----------
                                                                          35,599
                                                                      ----------
COMPUTER SERVICES/SOFTWARE-0.2%
Electronic Data Systems Corp. .................           125              7,813
                                                                      ----------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY-0.1%
Avnet, Inc. ...................................           200              4,484
                                                                      ----------
                                                                          47,896
                                                                      ----------
Total Common Stocks
   (cost $3,241,480) ..........................                        3,233,585
                                                                      ----------

                                          Alliance Variable Products Series Fund
================================================================================

                                                     Principal
                                                      Amount
Company                                                (000)       U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-17.8%
TIME DEPOSIT-17.8%
State Street Euro Dollar
   3.50%, 7/02/01
   (amortized cost $645,000) ................         $ 645         $   645,000
                                                                    -----------
TOTAL INVESTMENTS-106.9%
   (cost $3,886,480) ........................                         3,878,585
Other assets less liabilities-(6.9%) ........                          (250,467)
                                                                    -----------
NET ASSETS-100% .............................                       $ 3,628,118
                                                                    -----------

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $3,886,480) ......     $ 3,878,585
   Cash .......................................................             529
   Dividends and interest receivable ..........................           1,937
   Receivable due from Adviser ................................           1,744
                                                                    -----------
   Total assets ...............................................       3,882,795
                                                                    -----------
LIABILITIES
   Payable for investment securities purchased ................         251,096
   Accrued expenses ...........................................           3,581
                                                                    -----------
   Total liabilities ..........................................         254,677
                                                                    -----------
NET ASSETS ....................................................     $ 3,628,118
                                                                    ===========
COMPOSITION OF NET ASSETS
   Capital stock, at par ......................................     $       365
   Additional paid-in capital .................................       3,633,328
   Undistributed net investment income ........................           2,320
   Net unrealized depreciation of investments .................          (7,895)
                                                                    -----------
                                                                    $ 3,628,118
                                                                    ===========
Class B Shares
   Net assets .................................................     $ 3,628,118
                                                                    ===========
   Shares of capital stock outstanding ........................         364,820
                                                                    ===========
   Net asset value per share ..................................     $      9.94
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
STATEMENT OF OPERATIONS                                        Alliance Variable
June 4, 2001(a) to June 30, 2001 (unaudited)                Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest .........................................................   $ 2,212
   Dividends ........................................................     1,945
                                                                        -------
   Total investment income ..........................................     4,157
                                                                        -------
EXPENSES
   Advisory fee .....................................................     1,148
   Distribution fee - Class B .......................................       383
   Administrative ...................................................     4,701
   Audit and legal ..................................................     1,118
   Custodian ........................................................     1,040
   Printing .........................................................       624
   Directors' fees ..................................................       130
   Transfer agency ..................................................        78
   Miscellaneous ....................................................       208
                                                                        -------
   Total expenses ...................................................     9,430
   Less: expenses waived and reimbursed .............................    (7,593)
                                                                        -------
   Net expenses .....................................................     1,837
                                                                        -------
   Net investment income ............................................     2,320
                                                                        -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net change in unrealized appreciation/depreciation of investments     (7,895)
                                                                        -------
NET DECREASE IN NET ASSETS FROM OPERATIONS ..........................   $(5,575)
                                                                        =======

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                               June 4, 2001(a)
                                                                               to June 30, 2001
                                                                                  (unaudited)
                                                                               ================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .....................................................   $     2,320
   Net change in unrealized appreciation/depreciation of investments .........        (7,895)
                                                                                 -----------
   Net decrease in net assets from operations ................................        (5,575)
CAPITAL STOCK TRANSACTIONS
   Net increase ..............................................................     3,633,693
                                                                                 -----------
   Total increase ............................................................     3,628,118
NET ASSETS
   Beginning of period .......................................................            -0-
                                                                                 -----------
   End of period (including undistributed net investment income of $2,320) ...   $ 3,628,118
                                                                                 ===========

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The AllianceBernstein Value Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio commenced operations on June 4, 2001. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2001, the Portfolio had only Class B shares outstanding.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding, are borne on a pro-rata basis by each outstanding class of shares based on the proportionate

ALLIANCEBERNSTEIN VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

During the period ended June 30, 2001, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of the average daily net assets for Class B shares. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the period ended June 30, 2001, such waivers/reimbursements amounted to $7,593.

Brokerage commissions paid on investment transactions for the period ended June 30, 2001, amounted to $4,125, of which $491 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $78 for the period ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2001, were as follows:

Purchases:
Stocks and debt obligations ............................         $ 3,335,923
U.S. government and agencies ...........................                 - 0-
Sales:
Stocks and debt obligations ............................         $     5,000
U.S. government and agencies ...........................                 - 0-

At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation ..........................         $    49,018
Gross unrealized depreciation ..........................             (56,913)
                                                                 -----------
Net unrealized depreciation ............................         $    (7,895)
                                                                 ===========

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2001, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-

ALLIANCEBERNSTEIN VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the period ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 500,000,000 Class B shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                                         -------------------  ------------------
                                               SHARES              AMOUNT
                                         ------------------   ------------------
                                         June 4, 2001(a) to   June 4, 2001(a) to
                                            June 30, 2001       June 30, 2001
                                             (unaudited)         (unaudited)
                                         ==================   ==================
Shares sold ............................          364,861       $   3,634,109
Shares redeemed ........................              (41)               (416)
                                            -------------       -------------
Net increase ...........................          364,820       $   3,633,693
                                            =============       =============

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the period ended June 30, 2001.

--------------------------------------------------------------------------------

(a)   Commencement of operations.

ALLIANCEBERNSTEIN VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                -------------
                                                                   CLASS B
                                                                -------------
                                                                  June 4,
                                                                 2001(a) to
                                                                June 30, 2001
                                                                 (unaudited)
                                                                =============

Net asset value, beginning of period .........................   $    10.00
                                                                 -----------
Income From Investment Operations
Net investment income (b)(c) .................................           .01
Net realized and unrealized loss on investment transactions ..          (.07)
                                                                 -----------
Net decrease in net asset value from operations ..............          (.06)
                                                                 -----------
Net asset value, end of period ...............................   $      9.94
                                                                 ===========
Total Return
Total investment return based on net asset value (d) .........          (.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....................   $     3,628
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements ...............           1.20%(e)
  Expenses, before waivers and reimbursements ...............           6.16%(e)
  Net investment income (c) .................................           1.51%(e)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
F. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.


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